Financial instruments - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	$ 63,003		$ 210,224
Finance costs	72,190	$ 277,414
Liabilities	1,566,082		1,634,171
Predecessor Earn Out Shares
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	46,100		179,300
Finance costs	133,200
OACB Warrants
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	16,903		$ 30,924
Finance costs	14,000
Liabilities	$ 16,900